Intangible Assets, Net (Details)	12 Months Ended
Dec. 31, 2022
Minimum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Intangible Assets, Net (Details) [Line Items]
Estimated useful lives	10 years